Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) (Parentheticals) - USD ($)	3 Months Ended	5 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Successor
Net of issuance costs	$ 933,345	$ 933,345